Income Taxes - Summary of the Detail of Income Tax Expense for the Periods (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
US	$ 14,481	$ 15,244	$ 8,469
Korea	2,049	1,928	2,367
Total Current Taxes	16,530	17,172	10,836
Deferred:
US	8,154	5,105	5,278
Korea	(2,178)	(683)	(2,572)
Total Deferred Taxes	5,976	4,422	2,706
Total Income Tax Expense	$ 22,506	$ 21,594	$ 13,542